Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 14,068,506
Ending balance		16,648,553		R$ 14,068,506
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,438,299		17,018,401
Business Combination (note 9.3)		41
Additions		3,871,139		3,326,796
Disposals		(247,035)		(122,177)
Transfers	[1]	76,461		144,787
Effect of exchange rate fluctuations		17,159		70,492
Ending balance		24,156,064		20,438,299
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,369,793)		(4,865,265)
Additions		(1,407,784)		(1,319,135)
Disposals		234,219		112,517
Transfers	[1]	44,772		(121,417)
Impairment				(143,018)
Effect of exchange rate fluctuations		(8,925)		(33,475)
Ending balance		(7,507,511)		(6,369,793)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,069,871
Ending balance		1,382,547		1,069,871
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,577,244		1,186,365
Business Combination (note 9.3)
Additions		1,481		125
Disposals		(81)		(576)
Transfers	[1]	416,859		370,302
Effect of exchange rate fluctuations		5,662		21,028
Ending balance		2,001,165		1,577,244
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(507,373)		(360,434)
Additions		(91,631)		(60,907)
Disposals		3,922		7
Transfers	[1]	(20,891)		(75,174)
Impairment				(2,811)
Effect of exchange rate fluctuations		(2,645)		(8,054)
Ending balance		(618,618)		(507,373)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		724,822
Ending balance		1,092,072		724,822
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,457,234		1,163,862
Business Combination (note 9.3)
Additions		7,678		2,528
Disposals		(36,189)		(2,113)
Transfers	[1]	538,179		261,705
Effect of exchange rate fluctuations		7,712		31,252
Ending balance		1,974,614		1,457,234
Machinery, equipment and facilities [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(732,412)		(532,019)
Additions		(202,154)		(138,579)
Disposals		35,165		1,188
Transfers	[1]	21,190		(38,107)
Impairment				(8,898)
Effect of exchange rate fluctuations		(4,331)		(15,997)
Ending balance		(882,542)		(732,412)
Railcars and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	4,239,327
Ending balance	[2]	4,896,839		4,239,327
Railcars and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	6,720,465		6,000,272
Business Combination (note 9.3)	[2]
Additions	[2]	1,681		17,900
Disposals		(123,980)	[2]	(94,689)
Transfers	[1],[2]	1,140,723		796,982
Effect of exchange rate fluctuations	[2]
Ending balance	[2]	7,738,889		6,720,465
Railcars and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[2]	(2,481,138)		(1,914,789)
Additions	[2]	(532,558)		(566,259)
Disposals	[2]	112,362		90,668
Transfers	[1],[2]	59,284		(59,353)
Impairment	[2]			(31,405)
Effect of exchange rate fluctuations	[2]
Ending balance	[2]	(2,842,050)		(2,481,138)
Permanent easement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,820,827
Ending balance		5,639,360		4,820,827
Permanent easement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,371,126		6,724,322
Business Combination (note 9.3)
Additions		6,501		1,193
Disposals		(758)
Transfers	[1]	1,378,132		645,611
Effect of exchange rate fluctuations
Ending balance		8,755,001		7,371,126
Permanent easement [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,550,299)		(2,020,767)
Additions		(550,969)		(517,033)
Disposals		196
Transfers	[1]	(14,569)		67,841
Impairment				(80,340)
Effect of exchange rate fluctuations
Ending balance		(3,115,641)		(2,550,299)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,790,795
Ending balance		3,231,274		2,790,795
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,804,174		1,509,025
Business Combination (note 9.3)
Additions		3,852,472		3,303,937
Disposals				(506)
Transfers	[1]	(3,412,132)		(2,008,901)
Effect of exchange rate fluctuations		139		619
Ending balance		3,244,653		2,804,174
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(13,379)		(6,870)
Additions				(2,048)
Disposals
Transfers				2,795	[1]
Impairment				(7,256)
Effect of exchange rate fluctuations
Ending balance		(13,379)		(13,379)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		422,864
Ending balance		406,461		422,864
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		508,056		434,555
Business Combination (note 9.3)		41
Additions		1,326		1,113
Disposals		(86,027)		(24,293)
Transfers	[1]	14,700		79,088
Effect of exchange rate fluctuations		3,646		17,593
Ending balance		441,742		508,056
Other [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(85,192)		(30,386)
Additions		(30,472)		(34,309)
Disposals		82,574		20,654
Transfers	[1]	(242)		(19,419)
Impairment				(12,308)
Effect of exchange rate fluctuations		(1,949)		(9,424)
Ending balance		R$ (35,281)		R$ (85,192)

[1]	They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.
[2]	On December 31, 2021, and 2020, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans.